Flight operation expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Flight Operation Expenses

	2019	2018	2017
	RMB million	RMB million (Note)	RMB million (Note)
Jet fuel costs	42,814	42,922	31,895
Flight personnel payroll and welfare	12,709	11,467	10,574
Air catering expenses	3,975	3,734	3,379
Civil Aviation Development Fund	2,332	2,940	2,720
Aircraft operating lease charges	1,412	8,726	8,022
Training expenses	1,142	894	1,184
Aircraft insurance	192	163	—
Others	5,990	5,370	5,204

	70,566	76,216	62,978

Note: The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).